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SPDR(R) INDEX SHARES FUNDS
ONE LINCOLN STREET
MAIL STOP 0326
BOSTON, MA 02111

November 24, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Post-Effective Amendment No. 29 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

SPDR(R) Index Shares Funds (the "Trust") hereby transmits for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 29 ("PEA No. 29") to the Trust's Registration Statement on Form N-1A. PEA No. 29 is being filed to revise certain fundamental policies and restrictions for each series of the Trust. The Trust will file a post-effective amendment pursuant to Rule 485(b) on or about January 31, 2011 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.

Please contact the Trust's counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.

Sincerely,


/s/ Mark E. Tuttle
-------------------------------------
Mark E. Tuttle
Assistant Secretary

Enclosures